Separation Agreements and Employment Agreement (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 19, 2012
Separation Agreements and Employment Agreement (Textual) [Abstract]
Annual base salary for first year of employment		$ 240,000
Increase in annual base salary for second year of employment		420,000
Percentage of underlying shares on one-year anniversary of the employment	25.00%
Purchase of common stock fully diluted converted shares	7.50%
Percentage of fully vested underlying shares	50.00%
Exercisable price of First option	$ 0.06
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Separation payment to former officers on Asset Purchase Agreement		77,778
Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Separation payment to former officers on Asset Purchase Agreement		$ 62,222
First Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employment start date, with the remainder vesting monthly	over the three years
Second Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employment start date, with the remainder vesting monthly	over the two years